Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Accumulated amortization of intangible assets	$ 314,183	$ 262,734	$ 208,935
Amortization of Intangible Assets	$ 51,478	$ 53,844	$ 57,685